INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 10,733	$ 10,330
Accumulated amortization	10,591	9,862
Intangible assets, net	142	468
Know-how and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,201	3,078
Accumulated amortization	3,192	3,067
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,494	6,248
Accumulated amortization	6,361	5,811
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Cost	1,038	1,004
Accumulated amortization	$ 1,038	$ 984